GOODWILL (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill	$ 1,672,233	$ 0	$ 0
PerceiveMD CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill	1,672,233	$ 0
Estimated recoverable amount of CGU	431,052
Manufacturing CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Estimated recoverable amount of CGU	24,977,404
Ten percent of estimated recoverable amount of CGU	$ 2,497,740